Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Payable [Abstract]
Schedule of other payables
	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Accrued expenses	626	513	459
Employee benefits	1,081	532	1,122
Provision - see note 13 (a)	200	217	217
Subsidiary government grant advances	252	311	218
Others	15	-	223
	2,174	1,573	2,239